Cover Page Cover Page	Jul. 29, 2020	May 14, 2020
Cover page.
Amendment Flag		false
Title of 12(b) Security	Class A common stock, par value $0.004 per share
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Jul. 29, 2020
Entity Registrant Name	Laureate Education, Inc.
Entity Address, Address Line One	650 South Exeter Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21202
City Area Code	410
Local Phone Number	843-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity File Number	001-38002
Entity Tax Identification Number	52-1492296
Trading Symbol	LAUR
Security Exchange Name	NASDAQ
Entity Central Index Key		0000912766